Initial Public Offering - Narratives (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)		1 Months Ended			12 Months Ended
	Nov. 19, 2024	Nov. 21, 2024	Nov. 19, 2024	Nov. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Initial Public Offering
Stock to be sold				6,900,000
Public Units					343,933		142,091
Sale of stock price per share				$ 10
Total gross proceeds from IPO		$ 9,000,000			$ 69,000,000	$ 69,000,000
Underwriter [Member]
Initial Public Offering
Sale of stock price per share		$ 10		$ 10
Share sold during period		900,000
Total gross proceeds from IPO		$ 9,000,000
Initial Public Offering [Member]
Initial Public Offering
Stock to be sold				6,000,000
Public offering description				Each Unit consists of one ordinary share, and one right to receive one-tenth (1/10) of one ordinary share. Each ten rights entitle the holder thereof to receive one ordinary share upon the consummation of the Business Combination. The Company has also granted the underwriters a 45-day option to purchase up to an additional 900,000 Option Units to cover over-allotments
Sale of stock price per share		$ 10		$ 10
Total gross proceeds from IPO				$ 60,000,000
Over-Allotment Option [Member]
Initial Public Offering
Share sold during period		900,000
Additional share purchase	900,000		900,000	900,000